AXS Short De-SPAC Daily ETF

SCHEDULE OF INVESTMENTS

As of December 31, 2022 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$12,660,323
TOTAL NET ASSETS — 100.0%	$12,660,323

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Cowen	Algoma Steel Group, Inc.	Pay	0.32% (OBFR01* -400bps)	At Maturity	8/8/2023	$(544,206)	$-	$(15,578)
Cowen	Aurora Innovation, Inc.	Pay	1.32% (OBFR01* -300bps)	At Maturity	8/8/2023	(528,628)	-	477
Cowen	Brc, Inc.Class A	Pay	-11.18% (OBFR01* -1550bps)	At Maturity	8/8/2023	(535,461)	-	(6,668)
Cowen	Docgo, Inc.	Pay	1.32% (OBFR01* -300bps)	At Maturity	8/8/2023	(551,370)	-	(29,296)
Cowen	Energy Vault Holdings, Inc.	Pay	-4.68% (OBFR01* -900bps)	At Maturity	8/8/2023	(558,749)	-	(21,553)
Cowen	Ess Tech, Inc.	Pay	-2.68% (OBFR01* -700bps)	At Maturity	8/8/2023	(525,237)	-	9,462
Cowen	Gogoro, Inc.	Pay	-19.68% (OBFR01* -2400bps)	At Maturity	8/8/2023	(528,348)	-	51,161
Cowen	Grab Holdings Ltd. - Class A	Pay	3.07% (OBFR01* -125bps)	At Maturity	8/8/2023	(544,873)	-	(32,216)
Cowen	Ionq, Inc.	Pay	-0.18% (OBFR01* -450bps)	At Maturity	8/8/2023	(493,726)	-	76,921
Cowen	Mirion Technologies, Inc.	Pay	1.82% (OBFR01* -250bps)	At Maturity	8/8/2023	(555,437)	-	(53,001)
Cowen	Navitas Semiconductor Corp.	Pay	1.07% (OBFR01* -325bps)	At Maturity	8/8/2023	(488,955)	-	53,231
Cowen	Nextdoor Holdings, Inc.	Pay	1.57% (OBFR01* -275bps)	At Maturity	8/8/2023	(516,684)	-	(21,946)
Cowen	Nextnav, Inc.	Pay	-11.93% (OBFR01* -1625bps)	At Maturity	8/8/2023	(559,162)	-	(19,613)
Cowen	Nuscale Power Corp.	Pay	-23.68% (OBFR01* -2800bps)	At Maturity	8/8/2023	(525,133)	-	9,999
Cowen	Polestar Automotive - Class A ADS	Pay	-125.68% (OBFR01* -13000bps)	At Maturity	8/8/2023	(496,929)	-	18,727
Cowen	Rigetti Computing, Inc.	Pay	-13.43% (OBFR01* -1775bps)	At Maturity	8/8/2023	(532,646)	-	133,341
Cowen	Roivant Sciences Ltd.	Pay	-1.43% (OBFR01* -575bps)	At Maturity	8/8/2023	(515,754)	-	(102,034)
Cowen	Ses Ai Corp.	Pay	-2.93% (OBFR01* -725bps)	At Maturity	8/8/2023	(532,613)	-	83,951
Cowen	Sonder Holdings, Inc.	Pay	-4.18% (OBFR01* -850bps)	At Maturity	8/8/2023	(508,637)	-	32,645
Cowen	Super Group Sghc Ltd.	Pay	-16.68% (OBFR01* -2100bps)	At Maturity	8/8/2023	(511,556)	-	(13,922)
Cowen	Terran Orbital Corp.	Pay	-24.68% (OBFR01* -2900bps)	At Maturity	8/8/2023	(505,495)	-	(19,146)
Cowen	Vacasa, Inc. - Class A	Pay	0.57% (OBFR01* -375bps)	At Maturity	8/8/2023	(515,519)	-	(25,726)
Cowen	Vicarious Surgical, Inc.	Pay	3.82% (OBFR01* -50bps)	At Maturity	8/8/2023	(487,889)	-	48,809
Cowen	Vivid Seats, Inc. - Class A	Pay	0.32% (OBFR01* -400bps)	At Maturity	8/8/2023	(554,573)	-	11,847
Cowen	Wework, Inc. - Class A	Pay	-0.68% (OBFR01* -500bps)	At Maturity	8/8/2023	(479,018)	-	75,905
TOTAL EQUITY SWAP CONTRACTS								$245,777

*	OBFR01 - Overnight Bank Funding Rate, 4.32% as of December 31, 2022.